SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life [Table Text Block]	Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:
Useful Life
(in years)
Machinery and equipment	5